Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	CEO Summary Compensation Table Total $	CEO Compensation Actually Paid $(2)	Other NEOs Average Summary Compensation Table Total $	Other NEOs Average Compensation Actually Paid $(2)	Value of Fixed $100 Initial Investment Based on:		Company Net Income ($ in millions)	Company-Selected Financial Measure (EPS)

					Company TSR $(4)	Peer Group TSR $(4)

2024(1)	7,367,025	6,758,853	2,009,033	1,954,181	95	134	313	$3.01
2023	6,965,757	6,406,542	2,270,592	2,277,977	90	111	228	$2.33
2022	6,294,923	7,011,717	1,550,687	1,695,306	98	122	233	$2.60
2021	5,408,355	7,834,404	1,280,247	1,605,540	102	121	244	$2.72
2020	3,510,132	1,898,352	1,165,917	798,448	80	103	155	$1.72

Company Selected Measure Name	Earnings per share
Named Executive Officers, Footnote	Other named executive officers (NEOs) other than the CEO, who was Ms. Pope for 2024 were as follows: Joseph Trpik, Senior Vice President, Chief Financial Officer; Benjamin Felton, Executive Vice President, Chief Operating Officer; Angelica Espinosa, Senior Vice President, Chief Legal and Compliance Officer; and John McFarland, Vice President, Chief Commercial & Customer Officer.
PEO Total Compensation Amount	$ 7,367,025	$ 6,965,757	$ 6,294,923	$ 5,408,355	$ 3,510,132
PEO Actually Paid Compensation Amount	$ 6,758,853	6,406,542	7,011,717	7,834,404	1,898,352
Adjustment To PEO Compensation, Footnote	Amounts in these columns represent "Compensation Actually Paid" (CAP), as computed in accordance with Item 402(v) of Regulation S-K in the respective year. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to the CEO and the other NEOs during the applicable year. To calculate the CAP for 2024, the following amounts were deducted from and added, as indicated, to the respective Summary Compensation Table (SCT) total compensation amounts:

Compensation Element	CEO CAP ($)	Average other NEOs CAP ($)
SCT total compensation	7,367,025	2,009,033
Minus SCT equity awards	(4,609,255)	(1,003,975)
Plus Year-end Fair value (FV) of equity awards granted during the year which remained outstanding and unvested	4,926,131	1,064,788
Plus FV of equity awards granted and vested during the year	—	—
Plus/Minus change in FV of equity awards unvested at the beginning of the year which remained outstanding and unvested at year-end	(674,969)	(115,319)
Plus / Minus change in FV of equity awards unvested at the beginning of the year that vested during the year	(242,717)	(347)
Minus change in actuarial present value of accumulated pension plan benefits reported in the Summary Compensation Table(3)	(52,904)	—
Plus service cost for pension plan	45,541	—
Compensation Actually Paid (CAP)	6,758,853	1,954,181	3
3.The SCT shows a change in pension value and non-qualified deferred compensation earnings for the CEO of $66,792. This is comprised of the present value of accumulated pension plan benefit of $52,904 and above market interest on the management deferred compensation plan of $13,888.

Non-PEO NEO Average Total Compensation Amount	$ 2,009,033	2,270,592	1,550,687	1,280,247	1,165,917
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,954,181	2,277,977	1,695,306	1,605,540	798,448
Adjustment to Non-PEO NEO Compensation Footnote	Amounts in these columns represent "Compensation Actually Paid" (CAP), as computed in accordance with Item 402(v) of Regulation S-K in the respective year. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to the CEO and the other NEOs during the applicable year. To calculate the CAP for 2024, the following amounts were deducted from and added, as indicated, to the respective Summary Compensation Table (SCT) total compensation amounts:

Compensation Element	CEO CAP ($)	Average other NEOs CAP ($)
SCT total compensation	7,367,025	2,009,033
Minus SCT equity awards	(4,609,255)	(1,003,975)
Plus Year-end Fair value (FV) of equity awards granted during the year which remained outstanding and unvested	4,926,131	1,064,788
Plus FV of equity awards granted and vested during the year	—	—
Plus/Minus change in FV of equity awards unvested at the beginning of the year which remained outstanding and unvested at year-end	(674,969)	(115,319)
Plus / Minus change in FV of equity awards unvested at the beginning of the year that vested during the year	(242,717)	(347)
Minus change in actuarial present value of accumulated pension plan benefits reported in the Summary Compensation Table(3)	(52,904)	—
Plus service cost for pension plan	45,541	—
Compensation Actually Paid (CAP)	6,758,853	1,954,181	3
3.The SCT shows a change in pension value and non-qualified deferred compensation earnings for the CEO of $66,792. This is comprised of the present value of accumulated pension plan benefit of $52,904 and above market interest on the management deferred compensation plan of $13,888.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Metrics Selected	Relationship to Pay
Net Income	Annual cash incentive plan
Earnings per share	Long-term incentive plan(1)
Earnings per share growth	Long-term incentive plan
Return on equity as a percentage of allowed return on equity	Long-term incentive plan
Decarbonization	Long-term incentive plan

(1) Under the pay versus performance rules, we are required to select a single-year financial performance measure as our Company -Selected Measure for the most recently completed fiscal year. Therefore, we selected Earnings per Share (EPS) because we use EPS growth, a multi-year period metric, as a financial performance measure in our long-term incentive plan, and EPS growth is derived from EPS.

Total Shareholder Return Amount	$ 95	90	98	102	80
Peer Group Total Shareholder Return Amount	134	111	122	121	103
Net Income (Loss)	$ 313,000,000	$ 228,000,000	$ 233,000,000	$ 244,000,000	$ 155,000,000
Company Selected Measure Amount | $ / shares	3.01	2.33	2.60	2.72	1.72
PEO Name	Ms. Pope
Additional 402(v) Disclosure	Reflects the cumulative total shareholder return of the UTY Index. Total shareholder return is calculated based on an assumed $100 investment as of December 31, 2019 and the reinvestment of any issued dividends through the corresponding year end. This peer group is used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for fiscal year 2024 . The peer group for this disclosure is the UTY Index.
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings per share
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings per share growth
Measure:: 4
Pay vs Performance Disclosure
Name	Return on equity as a percentage of allowed return on equity
Measure:: 5
Pay vs Performance Disclosure
Name	Decarbonization
PEO
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Aggregate Change In Present Value Of Accumulated Benefit For All Pension Plans And Non-Qualified Deferred Compensation Earnings Reported In SCT	$ 66,792
Adjustment To Compensation Amount, Aggregate Change In Present Value Of Non-Qualified Deferred Compensation Earnings Reported In SCT	13,888
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,904)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,541
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,609,255)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,926,131
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(674,969)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(242,717)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,003,975)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,064,788
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(115,319)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (347)